Significant Accounting Policies and Recent Accounting Pronouncements:	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies and Recent Accounting Pronouncements
Significant Accounting Policies and Recent Accounting Pronouncements:

2. Significant Accounting Policies and Recent Accounting Pronouncements:

(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of Dynagas Partners and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Dynagas Partners, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810 “Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is deemed sufficient to absorb the expected losses of the entity, the equity holders have all the characteristics of a controlling financial interest and the legal entity is structured with substantive voting rights.

The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities (“VIE”) are entities, as defined under ASC 810, that in general either have equity investors with non-substantive voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The holding company has a controlling financial interest in a VIE and is, therefore, the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. A VIE should have only one primary beneficiary which is required to consolidate the VIE. A VIE may not have a primary beneficiary if no party meets the criteria described above. The Partnership evaluates all arrangements that may include a variable interest in an entity to determine if it is the primary beneficiary, and would therefore be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of the years ended December 31, 2019, 2018 and 2017, no such interests existed.

(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c) Other Comprehensive Income: The Partnership follows the provisions of ASC 220, “Comprehensive Income”, which requires separate presentation of certain transactions which are recorded directly as components of equity. The Partnership has no such transactions which affect other comprehensive income and accordingly, for the years ended December 31, 2019, 2018 and 2017, comprehensive income equaled net income.

(d) Foreign Currency Translation: The functional currency of the Partnership is the U.S. Dollar because the Partnership’s vessels operate in international shipping markets and therefore, the Partnership primarily transacts business in U.S. Dollars. The Partnership’s books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of such transactions. At the balance sheet date, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars using the balance sheet date exchange rates. Resulting gains or losses are included in “Other, net” in the accompanying consolidated statements of income.

(e) Cash and Cash Equivalents: The Partnership considers highly liquid investments, such as time deposits with an original maturity of three months or less, to be cash equivalents.

(f) Restricted cash: Restricted cash may comprise of (i) minimum liquidity collateral requirements or minimum required cash deposits that are required to be maintained under the Partnership’s financing arrangements, (ii) cash deposits in so-called “retention accounts” which may only be used as per the Partnership’s borrowing arrangements for the purpose of serving the loan installments coming due or, (iii) other cash deposits required to be retained until other specified conditions prescribed in the Partnership’s debt agreements are met. In the event that the obligation to maintain such deposits is expected to elapse within the next operating cycle, these deposits are classified as current assets. Otherwise, they are classified as non-current assets.

(g) Trade Accounts Receivable: The amount shown as trade accounts receivable at each balance sheet date, includes accounts receivable from charterers, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts primarily based on the aging of such balances and any amounts in dispute. Provision for doubtful accounts as of December 31, 2019 and 2018, was nil.

(h) Inventories: Inventories consist of lubricants which are stated at the lower of cost or net realizable value, following the adoption of ASU 2015-11, “Simplifying the Measurement of Inventory”. Cost is determined by the first in, first out method. Inventories may also consist of bunkers during periods when vessels are unemployed or under voyage charters and spares in warehouses, in which case, they are also stated at the lower of cost or net realizable value and cost is still determined by the first in, first out method. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in earnings in the period in which it occurs.

(i) Insurance Claims: The Partnership records insurance claim recoveries for insured losses incurred on damage to fixed assets, loss of hire and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time when (i) the Partnership’s vessels suffer insured damages or at the time when crew medical expenses are incurred, (ii) recovery is probable under the related insurance policies, (iii) the Partnership can estimate the amount of such recovery following submission of the insurance claim and (iv) provided that the claim is not subject to litigation.

(j) Vessels, Net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon delivery (initial repairs, improvements and delivery expenses, capitalized interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when such expenditures appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. The cost of each of the Partnership’s vessels is depreciated beginning from the time when the vessel is ready for her intended use, on a straight-line basis, to the time that the vessel reaches the end of its economic useful life, after considering the estimated residual value of the vessel which is based on its lightweight tonnage times an estimated scrap rate. Following a reassessment of the scrap rates effective from October 1, 2019, the Partnership reduced the average scrap rate estimate from $0.685 per lightweight ton per LNG carrier to $0.500 per lightweight ton per LNG carrier. This change in accounting estimate which did not require retrospective adoption as per ASC 250 "Accounting Changes and Error Corrections," results in additional future annual depreciation of $1.4 million. For the fiscal year 2019, the effect of the change in the estimate on net income and loss per share were a decrease by $0.3 million and an increase by $0.01 respectively. Management estimates that the useful life of each of the Partnership’s vessels to be 35 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations on the ability of a vessel to trade on a worldwide basis, such vessel’s remaining useful life is adjusted as of the date such regulations are adopted.

(k) Impairment of Long-Lived Assets: The Partnership follows ASC 360-10-40 “Impairment or Disposals of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. When the estimate of undiscounted projected operating cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the asset is evaluated for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. The Partnership reviews its long-lived assets for impairment whenever events or changes in circumstances, such as business plans to dispose a vessel earlier than the end of its useful life and prevailing market conditions, indicate that the carrying amount of the assets may not be recoverable. When such indications are present, the Partnership determines undiscounted projected net operating cash flows for each vessel and compares the result to the vessel’s carrying value. The fair values of the assets are determined through Level 2 inputs of the fair value hierarchy as defined in ASC 820, “Fair value measurements and disclosures” based on management’s estimates, assumptions, use of available market data, use of third party valuations and other market observable data. In developing estimates of future cash flows, the Partnership must make assumptions about future charter rates, vessel operating expenses, fleet utilization and the estimated remaining useful life of the vessels. These assumptions are based on historical trends as well as future expectations.

The projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and by estimating charter rates for the unfixed days. Expected outflows for scheduled vessel maintenance and vessel operating expenses are based on the Partnership’s budget by using historical data, which is adjusted annually with the assumption of the average annual inflation rate prevailing at the time of the impairment test. In developing the estimate for the effective fleet utilization, the Partnership takes into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry-docking and special surveys) and each vessel’s loss of hire resulting from repositioning or other conditions. In developing estimates for the remaining estimated useful lives of the current fleet and scrap values, the Partnership utilizes methods, which are identical to those employed as part of the Partnership’s depreciation policy. As and for each of the years ended December 31, 2019, 2018 and 2017, the Partnership incurred no impairment loss.

(l) Intangible Assets/Liabilities Related to Time Charters Acquired: When and where the Partnership identifies any assets or liabilities associated with the acquisition of a vessel, the Partnership records all such identified assets or liabilities at fair value. Fair value is determined by reference to market data. In connection with the acquisition of a vessel, the Partnership determines the fair value of any asset or liability acquired based on the market value of the time charters assumed when a vessel is acquired. The amount to be recorded either as an asset or a liability on the date the vessel is acquired, is determined by comparing the charter rate in the existing time charter agreement of the acquired vessel with the market rates for equivalent time charter agreements prevailing at the time the vessel is acquired. When the present value of the time charter assumed is greater than the current fair value of such charter, the difference is recorded as an asset. When the present value of the existing time charter assumed is less than the current fair value of such charter, the difference is recorded as liability. Assets and liabilities are amortized as adjustments to revenues over the remaining term of the assumed time charter and are classified as non-current assets or liabilities, as applicable, in the accompanying consolidated balance sheets. Impairment testing is performed when events or changes in circumstances indicate that the carrying amount of the intangible asset may not be recoverable.

(m) Accounting for Special Survey and Dry-Docking Costs: The Partnership follows the direct expense method of accounting for dry-docking and special survey costs, in which case, such costs are expensed in the period incurred. The vessels undergo dry-dock or special survey approximately every five years during the first fifteen years of their life and, subsequently, every two and a half years to the end of their useful life. Costs relating to routine repairs and maintenance are also expensed in the period they are incurred.

(n) Financing Costs: In accordance with ASU 2015-03, “Interest – Imputation of Interest”, costs associated with long-term debt, including but not limited to, fees paid to lenders, fees required to be paid to third parties on the lender’s behalf in connection with debt financing or refinancing, or any unamortized portion thereof, are presented by the Partnership as a reduction of long-term debt. Such fees are deferred and amortized to interest and finance costs during the life of the related debt instrument using the effective interest method. Unamortized fees relating to loans repaid or refinanced as debt extinguishments and loan commitment fees are expensed as interest and finance costs in the period incurred in the accompanying consolidated statements of income. Any unamortized balance of costs relating to refinanced long-term debt is deferred and amortized over the term of the credit facility in the period that such refinancing occurs, subject to the provisions of the accounting guidance with respect to “Debt – Modifications and Extinguishments”.

(o) Concentration of Credit Risk: Financial instruments, which may potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Partnership performs periodic evaluations of the relative credit standing of those financial institutions. The Partnership limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of each of its charterer’s financial condition and generally does not require collateral for its trade accounts receivable.

During the years ended December 31, 2019, 2018 and 2017, charterers that individually accounted for more than 10% of the Partnership’s revenues were as follows:

Charterer	2019	2018	2017
A	47%	69%	72%
B	31%	—	—
C	16%	18%	19%
Total	94%	87%	91%

(p) Accounting for Revenues and Related Expenses: The Partnership generates its revenues from charterers under time charter agreements, which contain a lease as they meet the criteria of a lease under ASC 842 or ASC 840 under transition accounting. In particular, under ASC 842, the Partnership elected certain practical expedients, which allowed the Partnership’s existing lease arrangements, in which it was a lessor, classified as operating leases under ASC 840 to continue to be classified as operating leases under ASC 842. Leases, which commenced on or after January 1, 2018, were classified as operating leases under ASC 842. The Partnership’s vessels are each employed under a time charter agreement, where a contract is entered into with a charterer for the charterer’s use of a vessel for a specific period of time and at a specified daily charter hire rate. If a time charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognized, as it is earned ratably over the duration of the period of the time charter. Revenues from time chartering of vessels are accounted for as operating leases. The Partnership early adopted ASC 842 as of September 30, 2018, with adoption reflected as of January 1, 2018, the beginning of the annual period in accordance with ASC 250. The Partnership has determined that the non-lease components in its time charter contracts relate to services for the operation of the vessel, which include crew, technical, safety, commercial services, among others. The Partnership has elected to account for the lease and non-lease component of time charter agreements as a combined component in its consolidated financial statements, having taken into account that the non-lease components would be accounted for ratably on a straight-line basis over the duration of the time charter and that the lease component is considered as the predominant component. The Partnership qualitatively assessed that more value is ascribed to the vessel rather than to the services provided under the time charter agreements. Such revenues are recognized on a straight line basis at the average minimum lease revenue over the rental periods of such charter agreements, as service is performed.

Revenue generated from variable lease payments is recognized in the period when changes in facts and circumstances on which the variable lease payments are based occur. The residual or excess amounts from actually collected hire based on the time charter agreement for each period, if any, is classified as deferred or prepaid revenue in the accompanying consolidated balance sheets. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not yet been met as at the balance sheet date and, accordingly, is related to revenue earned after such date. Apart from the agreed hire rate, the owner may be entitled to an additional income, such as ballast bonus, which is considered as reimbursement of owner’s expenses and is recognized together with the lease component over the duration of the charter. The Partnership has made an accounting policy election to recognize the related ballast costs, mainly consisting of bunkers, incurred over the period between the charter party date or the prior redelivery date (whichever is latest) and the delivery date to the charterer, as contract fulfilment costs in accordance with ASC 340-40 and amortized over the charter period. During the year ended December 31, 2019, the amortization of the contract fulfilment costs was $0.2 million. Voyage expenses, primarily consist of commissions, which are paid by the Partnership as well as port, canal and bunker expenses that are unique to a particular charter and which are paid by the charterer under the time charter arrangements or by the Partnership during periods of off-hire. All voyage expenses are expensed as incurred, except for commissions. Commissions paid to brokers are deferred and amortized over the related charter period to the extent revenue has been deferred since commissions are earned as the Partnership’s revenues are earned.

(q) Repairs and Maintenance: All repair and maintenance expenses including underwater inspection costs are expensed in the period incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of income.

(r) Earnings/ (Loss) Per Unit: As of December 31, 2019, the Partnership’s capital structure consisted of common units, two separate classes of preferred units and a general partner interest. The incentive distribution rights are a separate class of non-voting interests that are currently held by the Partnership’s General Partner but, subject to certain restrictions, may be transferred or sold apart from the General Partner’s interest. The Partnership calculates basic earnings/ (loss) per each class of units by allocating period distributed and undistributed earnings/ (losses) to the General Partner, limited partners and incentive distribution rights holders using the two-class method and in accordance with the Partnership’s Fourth Amended and Restated Limited Partnership Agreement dated October 23, 2018 (the “Limited Partnership Agreement”). Basic earnings/ (losses) per common unit are computed by allocating distributed and undistributed net income/ (losses) available to common unitholders, after subtracting the interest on the Partnership’s net income/ (loss) of all classes of preferred unitholders, subordinated unitholders (up to January 23, 2017 or the “Sponsor Subordinated Units Conversion Date”, see Note 9) and the General Partner by the weighted average number of common units outstanding during the year. Any undistributed earnings for the period are allocated to the various unitholders based on the distribution waterfall for cash available for distribution specified in the Limited Partnership Agreement. Where distributions relating to the period are in excess of earnings, the surplus is also allocated according to the cash distribution model. Diluted earnings per common unit reflect the potential dilution that could occur if securities or other contracts to issue units were exercised, if any. The Partnership had no dilutive securities outstanding during the three-year period ended December 31, 2019.

(s) Segment Reporting: The Partnership operates under one reportable segment relating to its operations as it operates solely LNG vessels. The Partnership reports financial information and evaluates its operations and operating results by the type of vessel and not by the length or type of vessel employment for its customers i.e. time charters. The Partnership’s management does not use discrete financial information to evaluate operating results for each type of charter. Although revenue can be identified by charter type, management cannot and does not identify expenses, profitability or other financial information in such a manner. When the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide. As a result, the disclosure of geographic information is impracticable.

(t) Fair Value Measurements: The Partnership follows ASC 820, “Fair Value Measurements and Disclosures”, which defines and provides guidance for the measurement of fair value. This guidance creates a fair value hierarchy of measurement and indicates that, when possible, fair value is the price that would be received in the sale of an asset or the price that would be paid in the transfer of a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable data that are not corroborated by market data (Level 3). For example, the reporting entity’s own data has a Level 3 priority because it is not or not yet observable or corroborated by market data. Observable market based inputs or unobservable inputs that are corroborated by market data are classified under Level 2 of the fair value hierarchy. Under the standard, fair value measurements would be separately disclosed by level within the fair value hierarchy. ASC 820 applies when assets or liabilities in the consolidated financial statements are to be measured at fair value, but does not require additional use of fair value beyond the requirements in other accounting principles.

(u) Commitments and Contingencies: Commitments are recognized when the Partnership has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources embodying economic benefits will likely be required to satisfy such obligation and a reliable estimate of the amount of such obligation can be made. Provisions are reviewed at each balance sheet date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the consolidated financial statements but are disclosed unless there is a remote possibility of an outflow of resources embodying economic benefits. Contingent assets are not recognized in the consolidated financial statements but are disclosed when an inflow of economic benefits is probable (Note 8).

(v) Accounting for Financial Instruments: The principal financial assets of the Partnership consist of cash and cash equivalents, restricted cash, amounts due from related parties and trade accounts receivable. The principal financial liabilities of the Partnership consist of trade and other accounts payable, accrued liabilities, long-term debt and amounts due to related parties. The Partnership may also consider, from time to time, entering into interest rate swap agreements to manage its exposure to fluctuations of interest rate risk associated with its borrowings. Derivative financial instruments are generally used to manage risk related to fluctuations of interest rates. ASC 815, “Derivatives and Hedging”, requires all derivative contracts to be recorded at fair value, as determined in accordance with ASC 820, Fair Value Measurements and Disclosures (Note 6). The changes in fair value of a derivative contract are recognized in earnings unless specific hedging criteria are met. At the inception of a hedge relationship, the Partnership formally designates and documents the hedge relationship with respect to hedge accounting, the risk management objective and the strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows attributable to the hedged risk. A cash flow hedge is the mitigation of risk exposure resulting from variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect profit or loss. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated. All derivatives are recorded on the balance sheet as assets or liabilities and measured at fair value. For derivatives designated as cash flow hedges, the effective portion of the changes in fair value of the derivatives is recorded in “Accumulated Other Comprehensive Income/ (Loss)” and subsequently recognized in earnings when the hedged items impact earnings.

(w) Going concern: The Partnership’s policy is in accordance with ASU No. 2014-15, "Presentation of Financial Statements - Going Concern", issued in August 2014 by the FASB. ASU 2014-15 provides U.S. GAAP guidance on management’s responsibility in evaluating whether there is substantial doubt about a entity’s ability to continue as a going concern and on related required footnote disclosures. For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one year from the date the consolidated financial statements are issued.

Recent Accounting Pronouncements Not Yet Adopted

i) In June 2016, the FASB issued ASU 2016-13- Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amended guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities.  For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  Early application is permitted. Furthermore, in November 2018, the FASB issued ASU 2018-19, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses”. The amendments clarify that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. In addition, in April 2019, the FASB issued ASU 2019-04, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments”, the amendments of which clarify the modification of accounting for available for sale debt securities excluding applicable accrued interest, which must be individually assessed for credit losses when fair value is less than the amortized cost basis. In May 2019, the FASB issued ASU 2019-05, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments”, the amendments of which provide entities that have certain instruments within the scope of Subtopic 326-20, Financial Instruments—Credit Losses—Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic 825-10, Financial Instruments—Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. An entity that elects the fair value option should subsequently apply the guidance in Subtopics 820-10, Fair Value Measurement—Overall, and 825-10. The effective date and transition requirements for the amendments in these Updates are the same as the effective dates and transition requirements in Update 2016-13, as amended by these Updates. Based on its preliminary assessment and considering that the Partnership’s trade accounts receivable relates mainly to time charter revenues whose collectability is evaluated in accordance with ASC 842 Leases, the Partnership’s Management does not expect to have a material impact from the adoption of the new accounting standard on its consolidated financial statements and related disclosures.

ii) In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820 Disclosure Framework: Changes to the Disclosure Requirements for Fair Value Measurement”, which changes the disclosure requirements for fair value measurements by removing, adding, and modifying certain disclosures. This ASU is effective for fiscal years beginning after December 15, 2019, including interim periods within that year.  Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU.  The Partnership’s Management has assessed the impact of this new accounting guidance and determined that the adoption of this ASU does not have a material impact on its consolidated financial statements and related disclosures.

iii) In March 2020, the FASB issued ASU 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” which is intended to provide temporary optional expedients and exceptions to U.S. GAAP guidance on contracts, hedge accounting and other transactions affected by the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. This ASU is effective for all entities beginning on March 12, 2020 through December 31, 2020. The Partnership’s Management is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.